RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shandong Shichuang Software Engineering Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Balance netting off with related party	¥ 572	¥ (572)	¥ (1,013)
Jinan QCY Intelligent Technology Co., Ltd
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	(3,401)
Member of Management Team of Beijing QC Technology Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service provided to related party		950	950
Beijing QC Technology Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	(785)		(461)
URSUS Information Technology (Beijing) Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party		¥ (873)	¥ (428)
Beijing HJRT Technology Company, Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	¥ (264)